BASIS OF PRESENTATION (Details Narrative)	1 Months Ended	12 Months Ended
	Aug. 26, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Ownership interest, percentage	99.67%
Percentage of ownership interest increased due to acqustion of additional shares	0.01%
Description for change in ownership interest due to stock issuance activity	On August 26, 2015, the Company converted existing loans advanced to Avino Mexico into new additional shares, resulting in an increase of the Company’s ownership by 0.01% to an effective 99.67%. The intercompany loans and investments are eliminated upon consolidation of the financial statements. The Company had a pre-existing effective ownership interest of 99.66% in Avino Mexico prior to the 0.01% increase. The issuance of shares to the Company by Avino Mexico on August 26, 2015, resulted in a reduction in the non-controlling interest from 0.34% to 0.33%.
Non-controlling interest, percentage	0.34%
Avino Mexico [Member]
Disclosure of detailed information about borrowings [line items]
Ownership interest, percentage		99.67%	99.67%
Non-controlling interest, percentage		0.33%